LONG-TERM DEBT AND CREDIT FACILITIES - Debt repayments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Long-term debt
Total debt payable	$ 2,250.0
2025
Long-term debt
Total debt payable	1,000.0
2027
Long-term debt
Total debt payable	500.0
2029 and thereafter
Long-term debt
Total debt payable	750.0
Senior notes
Long-term debt
Total debt payable	1,250.0
Senior notes | 2027
Long-term debt
Total debt payable	500.0
Senior notes | 2029 and thereafter
Long-term debt
Total debt payable	750.0
Term Loan
Long-term debt
Total debt payable	1,000.0
Term Loan | 2025
Long-term debt
Total debt payable	$ 1,000.0